Schedule of Lease Cost (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Finance lease - interest	$ 68,067	$ 51,174	$ 170,855	$ 70,929	$ 319,944	$ 25,275
Finance lease - amortization	441,623	124,534	711,085	266,156	3,211,697	89,748
Total Lease Cost	$ 509,690	$ 175,708	$ 881,940	$ 337,085	$ 3,531,641	$ 115,023